Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Summary of Segment Information

The accounting policies followed by the segments are the same as those described in the summary of significant accounting policies (see Note 2 – Significant Accounting Policies). Segment information on the above basis is as follows:

Year ended December 31, 2015 (millions of Canadian dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,536	4,949	44	6,529
Purchased power	—	3,450	—	3,450
Operation, maintenance and administration	426	633	71	1,130
Depreciation and amortization	374	380	3	757

Income (loss) before financing charges and income taxes	736	486	(30)	1,192

Capital investments	943	711	8	1,662

Year ended December 31, 2014 (millions of Canadian dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,588	4,903	57	6,548
Purchased power	—	3,419	—	3,419
Operation, maintenance and administration	394	742	56	1,192
Depreciation and amortization	346	367	9	722

Income (loss) before financing charges and income taxes	848	375	(8)	1,215

Capital investments	845	680	5	1,530

Total Assets by Segment:

December 31 (millions of Canadian dollars)	2015	2014
Transmission	12,066	12,540
Distribution	9,213	9,805
Other	2,924	205

Total assets	24,203	22,550